Columbia Variable Portfolio – Select Large Cap Value Fund
First Quarter Report
March 31, 2024 (Unaudited)
Please remember that you may not buy (nor will you own) shares of the Fund directly. The Fund is available through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies as well as qualified pension and retirement plans. Please contact your financial advisor or insurance representative for more information.

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Portfolio of Investments
Columbia Variable Portfolio – Select Large Cap Value Fund, March 31, 2024 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Common Stocks 98.4%
Issuer	Shares	Value ($)
Communication Services 7.0%
Diversified Telecommunication Services 4.2%
Verizon Communications, Inc.	2,144,401	89,979,066
Interactive Media & Services 2.8%
Alphabet, Inc., Class A(a)	402,781	60,791,736
Total Communication Services		150,770,802
Consumer Discretionary 3.6%
Broadline Retail 0.2%
Qurate Retail, Inc.(a)	2,831,713	3,483,007
Specialty Retail 3.4%
Lowe’s Companies, Inc.	291,779	74,324,865
Total Consumer Discretionary		77,807,872
Consumer Staples 2.7%
Tobacco 2.7%
Philip Morris International, Inc.	630,388	57,756,149
Total Consumer Staples		57,756,149
Energy 11.7%
Energy Equipment & Services 3.2%
TechnipFMC PLC	2,722,539	68,362,954
Oil, Gas & Consumable Fuels 8.5%
Chevron Corp.	331,343	52,266,045
Marathon Petroleum Corp.	317,431	63,962,346
Williams Companies, Inc. (The)	1,734,238	67,583,255
Total		183,811,646
Total Energy		252,174,600
Financials 19.8%
Banks 12.4%
Bank of America Corp.	2,056,432	77,979,901
Citigroup, Inc.	944,211	59,711,904
JPMorgan Chase & Co.	322,228	64,542,268
Wells Fargo & Co.	1,113,204	64,521,304
Total		266,755,377
Capital Markets 1.8%
Morgan Stanley	410,593	38,661,437
Common Stocks (continued)
Issuer	Shares	Value ($)
Insurance 5.6%
American International Group, Inc.	802,953	62,766,836
MetLife, Inc.	775,016	57,436,436
Total		120,203,272
Total Financials		425,620,086
Health Care 12.4%
Health Care Equipment & Supplies 2.3%
Baxter International, Inc.	1,151,854	49,230,240
Health Care Providers & Services 7.7%
Centene Corp.(a)	617,343	48,449,079
Cigna Group (The)	193,990	70,455,228
Humana, Inc.	133,149	46,165,421
Total		165,069,728
Pharmaceuticals 2.4%
Bristol-Myers Squibb Co.	956,552	51,873,815
Total Health Care		266,173,783
Industrials 7.9%
Aerospace & Defense 2.6%
RTX Corp.	576,072	56,184,302
Ground Transportation 1.6%
CSX Corp.	916,158	33,961,977
Machinery 1.8%
Caterpillar, Inc.	107,821	39,508,849
Passenger Airlines 1.9%
Southwest Airlines Co.	1,406,933	41,068,374
Total Industrials		170,723,502
Information Technology 13.1%
Communications Equipment 2.5%
Cisco Systems, Inc.	1,068,719	53,339,765
Electronic Equipment, Instruments & Components 3.1%
Corning, Inc.	2,065,978	68,094,635
Semiconductors & Semiconductor Equipment 5.6%
Applied Materials, Inc.	188,664	38,908,177
QUALCOMM, Inc.	486,542	82,371,560
Total		121,279,737

Columbia Variable Portfolio – Select Large Cap Value Fund  | First Quarter Report 2024

Portfolio of Investments  (continued)
Columbia Variable Portfolio – Select Large Cap Value Fund, March 31, 2024 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Software 1.9%
Teradata Corp.(a)	1,039,865	40,211,580
Total Information Technology		282,925,717
Materials 7.8%
Chemicals 1.9%
FMC Corp.	656,799	41,838,096
Metals & Mining 5.9%
Barrick Gold Corp.	3,074,773	51,164,223
Freeport-McMoRan, Inc.	1,604,120	75,425,722
Total		126,589,945
Total Materials		168,428,041
Real Estate 2.1%
Specialized REITs 2.1%
American Tower Corp.	223,779	44,216,493
Total Real Estate		44,216,493
Utilities 10.3%
Electric Utilities 7.3%
FirstEnergy Corp.	2,045,867	79,011,384
PG&E Corp.	4,636,590	77,709,248
Total		156,720,632
Independent Power and Renewable Electricity Producers 3.0%
AES Corp. (The)	3,561,911	63,865,064
Total Utilities		220,585,696
Total Common Stocks (Cost $1,644,093,110)		2,117,182,741

Preferred Stocks 0.2%
Issuer		Shares	Value ($)
Consumer Discretionary 0.2%
Broadline Retail 0.2%
Qurate Retail, Inc.	8.000%	70,261	3,493,377
Total Consumer Discretionary			3,493,377
Total Preferred Stocks (Cost $9,198,517)			3,493,377

Money Market Funds 1.5%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 5.543%(b),(c)	33,153,912	33,147,281
Total Money Market Funds (Cost $33,146,701)		33,147,281
Total Investments in Securities (Cost: $1,686,438,328)		2,153,823,399
Other Assets & Liabilities, Net		(2,906,033)
Net Assets		2,150,917,366
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at March 31, 2024.
(c)
As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended March 31, 2024 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 5.543%
	44,727,307	50,330,729	(61,909,076)	(1,679)	33,147,281	2,928	587,678	33,153,912
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Columbia Variable Portfolio – Select Large Cap Value Fund  | First Quarter Report 2024

You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.
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